Cost of Sales (Details) - Schedule of Cost of Sales - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Cost of sales [Abstract]
Inventories at beginning	$ (465,748)
Inventories incorporated through the business combination		(532,231)
Purchases	(9,465,791)	(788,751)
Production costs
Payroll and professional fees	(683,987)	(121,285)
Maintenance, energy and fuel related to fixed assets	(393,872)	(77,495)
Depreciation	(144,704)	(23,398)
Other production costs	(257,413)	(31,050)
Sub-total production costs	(1,479,976)	(253,228)
Foreign currency translation	(20,547)	60,108
Sub-total	(11,432,062)	(1,514,102)
Inventories as of the end	6,279,519	465,748
Cost of sales	$ (5,152,543)	$ (1,048,354)